AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 31, 2002
                                 Registration Nos. 333-66757, 811-5626
----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                     [ ]
   Post-Effective Amendment No. 10                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 169                                                   [X]
(Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                           PARTS A AND B

The Prospectus, dated May 1, 2002, and the Statement of Additional Information dated May 1, 2002 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 10 by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-66757), as filed on April 30, 2002.

One supplement dated July 31, 2002 to the Prospectus is included in Part A of this Post-Effective Amendment No. 10.

ING

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                               DATED JULY 31, 2002

                         SUPPLEMENT TO THE PROSPECTUSES

                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
     ("GOLDENSELECT ACCESS(R), GOLDENSELECT ACCESS(R)ONE, GOLDENSELECT DVA,
             GOLDENSELECT DVA SERIES 100, GOLDENSELECT DVA PLUS(R),
                       GOLDENSELECT ES II(R), GOLDENSELECT
                   GENERATIONS, GOLDENSELECT PREMIUM PLUS(R),
           GOLDENSELECT PREMIUM PLUS(R) FEATURING THE GALAXY VIP FUND,
            GOLDENSELECT LANDMARK, GOLDENSELECT VALUE PROSPECTUSES")

     -----------------------------------------------------------------------

You should keep this supplement with your Profile and Prospectus.

The name of the Capital Appreciation Series of the GCG Trust has been changed to the Equity Opportunity Series. The name Equity Opportunity Series replaces the Capital Appreciation Series name wherever it appears in your Profile or Prospectus. In addition, the following changes are applicable:

1. Expenses: The expenses of the Equity Opportunity Series are identical to those for the Capital Appreciation Series. Therefore, there is no change to the expense tables or expense examples shown in the Profile or Prospectus for the Capital Appreciation Series, other than the change in the name of the Series.

2. The information for the Capital Appreciation Series contained in Appendix B, The Investment Portfolios, is hereby replaced with the following information for the Equity Opportunity Series:

     INVESTMENT OBJECTIVE
     Long-term capital growth

     PRINCIPAL STRATEGIES
     Invests primarily in attractively valued equity securities of companies with current or emerging earnings growth believed to be not fully appreciated or recognized by the market. The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

124362   GoldenSelect Prospectuses                                    7/31/02

     PRINCIPAL RISKS
     Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, Foreign Investment Risk and Derivative Risk.

         MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time.

         FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

         DERIVATIVE RISK refers to the risk that there will be an imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transaction may result in losses that partially or completely offset gains in portfolio positions; and risk that the transactions may not be liquid.

     INVESTMENT MANAGER:  Directed Services, Inc.

     PORTFOLIO MANAGER:  Jennison Associates LLC

The information concerning the investment portfolios in the remainder of the Profile and in the Prospectus remain unchanged.

ING

GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company is a stock company domiciled in Delaware.

124362    GoldenSelect Prospectuses       2                             7/31/02

                             PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS

(a) (1) All relevant financial statements are incorporated by reference into Part B of this registration statement.
     (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.
     (3)  FAS No. 142 - Transitional Disclosures

                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                      BALANCE
                                                                                                                        SHEET
   DECEMBER 31, 2001                                                                    COST(1)          VALUE         AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities....           $132,081        $129,125        $129,125
      Public utilities......................................................             39,775          38,746          38,746
      Foreign government....................................................            143,574         146,687         146,687
      Corporate securities..................................................          1,111,798       1,116,788       1,116,788
      Other asset-backed securities.........................................            388,250         393,836         393,836
      Mortgage-backed securities............................................            167,049         169,731         169,731
                                                                                  ----------------------------------------------
      Total fixed maturities, available for sale............................          1,982,527       1,994,913       1,994,913

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............                 74              55              55

   Mortgage loans on real estate............................................            213,883                         213,883
   Policy loans.............................................................             14,847                          14,847
   Short-term investments...................................................             10,021                          10,021
                                                                                  ---------------                 --------------
   Total investments........................................................         $2,221,352                      $2,233,719
                                                                                  ===============                 ==============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.





                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (DOLLARS IN THOUSANDS)


COLUMN A         COLUMN B       COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G  COLUMN H      COLUMN I    COLUMN J  COLUMN K
------------------------------------------------------------------------------------------------------------------------------------
                                 FUTURE
                                 POLICY                                                            AMORTIZA-
                               BENEFITS,                 OTHER                          BENEFITS     TION OF
                                 LOSSES,                POLICY                            CLAIMS,   DEFERRED
                 DEFERRED        CLAIMS                 CLAIMS   INSURANCE                LOSSES      POLICY
                   POLICY           AND    UNEARNED        AND    PREMIUMS        NET        AND       ACQUI-      OTHER
              ACQUISITION          LOSS     REVENUE   BENEFITS         AND INVESTMENT SETTLEMENT       SITION   OPERATING  PREMIUMS
SEGMENT             COSTS      EXPENSES     RESERVE    PAYABLE     CHARGES     INCOME   EXPENSES        COSTS   EXPENSES*   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001:

Life insurance   $709,042    $2,178,189      $6,241       $836    $163,805    $94,396   $209,082      $45,229   $232,659         --

YEAR ENDED DECEMBER 31, 2000:

Life insurance   $635,147    $1,062,891      $6,817        $82    $144,877    $64,140   $200,031      $55,154   $143,764         --

YEAR ENDED DECEMBER 31, 1999:

Life insurance   $528,957    $1,033,701      $6,300         $8     $82,935    $59,169   $182,221      $33,119   $(83,370)        --



* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE


Column A                                             COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENTAGE
                                                                     CEDED TO          ASSUMED                       OF AMOUNT
                                                        GROSS           OTHER       FROM OTHER             NET         ASSUMED
                                                       AMOUNT       COMPANIES        COMPANIES          AMOUNT          TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2001:
    Life insurance in force.................     $169,252,000     $94,783,000              --      $74,469,000              --
                                                ================================================================================

AT DECEMBER 31, 2000:
    Life insurance in force.................     $196,334,000    $105,334,000              --      $91,000,000              --
                                                ================================================================================

AT DECEMBER 31, 1999:
    Life insurance in force.................     $225,000,000    $119,575,000              --     $105,425,000              --
                                                ================================================================================




                     FAS No. 142 - TRANSITIONAL DISCLOSURES


Had the Companies been accounting for goodwill under SFAS No. 142 for all periods presented, the Companies' net income would have been as follows:


                                                    For The Twelve       For The Twelve      For The Twelve
                                                     Months Ended         Months Ended        Months Ended
                                                   December 31, 2001   December 31, 2000    December 31, 1999
                                                    (in thousands)       (in thousands)      (in thousands)


   Reported net income after tax                        $(3,954)            $19,180              $11,214

   Add back goodwill amortization, net of tax             3,778               3,778                3,778
                                                  -------------------- ------------------- --------------------

   Adjusted net income after tax                        $  (176)            $22,958              $14,992
   ---------------------------------------------- -------------------- ------------------- --------------------


EXHIBITS

(b)

(1) Resolution of the board of directors of the Depositor authorizing the establishment of the Registrant. (1)

(2)  Not applicable.

(3) (a) Distribution Agreement between the Depositor and Directed Services, Inc. (1)

(b)  Dealers Agreement. (1)

(c)  Organizational Agreement. (1)

(d)  Assignment Agreement for Organizational Agreement. (1)

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract. (2)
(b)  Group Deferred Combination Variable and Fixed Annuity Contract. (2)
(c)  Individual Deferred Variable Annuity Contract. (2)
(d)  Individual Retirement Annuity Rider Page. (1)
(e)  ROTH Individual Retirement Annuity Rider. (1)
(f)  Minimum Guaranteed Accumulation Benefit Rider (REV) (7)
(g)  Minimum Guaranteed Income Benefit Rider (REV) (7)
(h)  Minimum Guaranteed Withdrawal Benefit Rider (REV) (7)
(i)  Living Benefit Rider Endorsement (Inforce Riders) (7)
(j)  Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced) (7)
(k)  Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) (7)
(l)  Death Benefit Endorsement No.3 (REV)(Standard) (7)
(m)  Death Benefit Endorsement No.5 (Base Death Benefit) (7)
(n)  Death Benefit Endorsement No.6 (Inforce Contracts) (7)
(o)  Earnings Enhancement Death Benefit Rider (7)

(5)(a) Individual Deferred Combination Variable and Fixed
       Annuity Application. (3)
(b)  Group Deferred Combination Variable and Fixed Annuity Enrollment Form. (3)
(c)  Individual Deferred Variable Annuity Application. (3)

(6) (a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (03/01/95). (2)
(b)  By-Laws of Golden American, dated (01/07/94). (1)
(c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99). (2)

(7)  Not applicable.

(8) (a) Participation Agreement between Golden American and PIMCO Variable Insurance Trust. (1)
(b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa. (1)
(c)  Service Agreement between Golden American and Directed Services, Inc. (1)
(d) Asset Management Agreement between Golden American and ING Investment Management LLC. (2)
(e) Reciprocal Loan Agreement between Golden American and ING America Insurance Holdings, Inc. (2)
(f)  Revolving Note Payable between Golden American and SunTrust Bank. (2)
(g) Participation Agreement between Golden American and Warburg Pincus Asset Management, Inc. (2)
(h) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies. (4)
(i) Surplus Note, dated 12/30/98, between Golden American and Equitable Life Insurance Company of Iowa. (4)
(j)  Surplus Note, dated 09/30/99, between Golden American and ING AIH. (4)
(k) Surplus Note, dated 12/08/99, between Golden American and First Columbine Life Insurance Company. (3)
(l) Surplus Note, dated, 12/30/99, between Golden American and Equitable Life Insurance Company of Iowa. (3)
(m) Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
(n) Participation Agreement between Golden American and ING Variable Insurance Trust. (4)
(o) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (6)
(p) Reinsurance Agreement, dated 06/30/00, between Golden American and Equitable Life Insurance Company of Iowa (5)
(q) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring July 31, 2001 (5)
(r) Reinsurance Agreement, effective 01/01/00, between Golden American and Security Life of Denver International Limited (7)
(s) Letter of Credit between Security Life of Denver International Limited and The Bank of New York for the benefit of Golden American (7)
(t)  Form of Participation Agreement between Golden American and ProFunds (7)
(n) Participation Agreement between Golden American and ING Variable Products Trust (8)
(o) Participation Agreement between Golden American and Pioneer Variable Contracts Trust (8)
(p) Participation Agreement between Golden American and Fidelity Distributors Corporation (8)
(q) Participation Agreement between Golden American and ING Variable Insurance Trust (8)
(r) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (8)
(s) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (8)
(t) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (8)

(9)  Opinion and Consent of Kimberly J. Smith

(10)(a) Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11) Not applicable

(12) Not applicable

(13) Schedule of Performance Data (7)

(14) Not applicable

(15)(a) Powers of Attorney (8)
    (b) Powers of Attorney of Keith Gubbay

(16) Subsidiaries of ING Groep N.V. (8)

(1) Incorporated herein by reference to pre-effective amendment number 1 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on or about December 18, 1998 (File Nos. 333-66757, 811-5626).

(2) Incorporated herein by reference to post-effective amendment number 1 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on or about April 23, 1999 (File Nos. 333-66757, 811-5626).

(3) Incorporated herein by reference to post-effective amendment number 2 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on or about January 27, 2000 (File Nos. 333-66757, 811-5626).

(4) Incorporated herein by reference to post-effective amendment number 3 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on or about April 26, 2000 (File Nos. 333-66757, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-28769, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-66757, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 24, 2001 (File Nos. 333-66757, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Chris D. Schreier      ReliaStar Financial Corp.     Chief Financial Officer,
                       20 Washington Avenue South    Director and Senior Vice
                       Minneapolis, MN  55402        President

Thomas J. McInerney    ING Aetna Financial Services  Director
                       151 Farmington Avenue
                       Hartford, CT  06156

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Kimberly J. Smith      Golden American Life Ins. Co. Executive Vice President,
                       1475 Dunwoody Drive           General Counsel and
                       West Chester, PA  19380       Assistant Secretary

James R. McInnis       Golden American Life Ins. Co. Executive Vice President
                       1475 Dunwoody Drive           and Chief Marketing
                       West Chester, PA  19380       Officer

Stephen J. Preston     Golden American Life Ins. Co. Executive Vice President
                       1475 Dunwoody Drive           and Chief Actuary
                       West Chester, PA  19380

Steven G. Mandel       Golden American Life Ins. Co. Senior Vice President and
                       1475 Dunwoody Drive           Chief Information Officer
                       West Chester, PA  19380

Antonio M. Muniz       Golden American Life Ins. Co. Senior Vice President,
                       1475 Dunwoody Drive           Actuary
                       West Chester, PA  19380

David L. Jacobson      Golden American Life Ins. Co. Senior Vice President and
                       1475 Dunwoody Drive           Assistant Secretary
                       West Chester, PA  19380

William L. Lowe        Equitable of Iowa Companies   Senior Vice President,
                       909 Locust Street             Sales & Marketing
                       Des Moines, IA  50309

Robert W. Crispin      ING Investment Management Inc. Senior Vice President
                       5780 Powers Ferry Road        Investment
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road        Taxation
                       Atlanta, GA  30327-4390

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Financial Corp.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 5, 2002, are included in this Registration Statement as Exhibit 16.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of June 28, 2002, there are 244,041 qualified contract owners and 107,577 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 31st day of July, 2002.



                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 31, 2002.

Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*


                DIRECTORS OF DEPOSITOR



----------------------
Thomas J. McInerney*


----------------------
Chris D. Schreier*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                             EXHIBIT INDEX

ITEM      EXHIBIT                                                  PAGE #
----      -------                                                  ------

9         Opinion and Consent of Kimberly J. Smith               EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A

15(b)     Power of Attorney of Keith Gubbay                      EX-99.B15B